Details of our Loan Distribution and Industry Concentrations of Credit Risk (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 43,979		$ 37,808	[1]
Financial Institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,144		9,256
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,280		1,595
Wealth Management Loans and Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	7,342		6,506
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,449		1,592
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,849		6,049
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	33,971		29,767	[1]
Domestic | Financial Institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,606		4,630	[1]
Domestic | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	752		1,250	[1]
Domestic | Wealth Management Loans and Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	7,342		6,506	[1]
Domestic | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,449		1,592	[1]
Domestic | Lease Financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,558	[2]	1,605	[1],[2]
Domestic | Other Residential Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,923		2,079	[1]
Domestic | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,958		4,524	[1]	3,946
Domestic | Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	623		771	[1]	407
Domestic | Margin Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	12,760		6,810	[1]	4,657
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,008		8,041	[1]
Foreign | Financial Institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,538		4,626	[1]
Foreign | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	528		345	[1]
Foreign | Lease Financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,051	[2]	1,545	[1],[2]
Foreign | Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 1,891		$ 1,525	[1]	$ 2,109

[1]	Presented on a continuing operations basis.
[2]	Net of unearned income on domestic and foreign lease financings of $1,343 million at Dec. 31, 2011 and $2,036 million at Dec. 31, 2010.